MARK KARPE

Assistant Vice President and Assistant Secretary

Office: (949) 219-3224

Fax: (949) 219-3706

E-mail: Mark.Karpe@PacificLife.com

October 15, 2024

Via EDGAR Electronic Transmission

U.S. Securities and Exchange Commission

100 F Street, N.E.

Washington, D.C. 20549

Attn: Filing Desk

RE:       Pacific Select Fund (“Registrant”)

Bond Plus Portfolio, International Equity Plus Bond Alpha Portfolio, Large-Cap Plus Bond Alpha Portfolio, QQQ Plus Bond Alpha Portfolio, and Small-Cap Plus Bond Alpha Portfolio

SEC File Nos. 033-13954 and 811-05141

Rule 497(j) Filing

Dear Sir or Madam:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, this letter serves as certification on behalf of Registrant that the forms of Prospectuses and Statement of Additional Information of Registrant that would have been filed under Rule 497 (b) or (c) would not have differed from those contained in Post-Effective Amendment No. 171 to Registrant’s Registration Statement on Form N-1A, the most recent amendment to Registrant’s Registration Statement which was filed electronically with the U.S. Securities and Exchange Commission on October 11, 2024 with an effective date of October 14, 2024.

If you have any questions regarding this filing, please contact me at (949) 219-3224.

Sincerely,

/s/ Mark Karpe

Mark Karpe

cc:           Laurene E. MacElwee, Pacific Life Fund Advisors LLC

Audrey L. Cheng, Esq., Pacific Life Fund Advisors

Anthony H. Zacharski, Esq., Dechert LLP